Leases - Schedule of Maturity Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Lease Liabilities [Abstract]
2025	€ 33,020
2026	4,000
Total lease payments	37,020
Less: financing cost	(695)
Lease liabilities	€ 36,325	€ 56,066